Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Product	$ 40,873	$ 27,106	$ 69,516	$ 51,308	$ 35,577
Services	17,349	12,063	27,199	16,797	10,909
Total revenue	58,222	39,169	96,715	68,105	46,486
Cost of revenue:
Product	11,822	7,451	18,039	12,528	6,122
Services	2,564	945	2,246	1,900	2,239
Total cost of revenue	14,386	8,396	20,285	14,428	8,361
Gross profit	43,836	30,773	76,430	53,677	38,125
Operating expenses:
Research and development	22,768	7,515	17,730	12,530	12,283
Sales and marketing	38,535	17,335	39,359	19,358	12,522
General and administrative	16,197	4,041	11,665	4,766	6,610
Total operating expenses	77,500	28,891	68,754	36,654	31,415
Income (loss) from operations	(33,664)	1,882	7,676	17,023	6,710
Interest income	3	6	64	4	9
Other expense, net	(25)	(33)	(70)	(16)	(7)
Income (loss) before provision for income taxes	(33,686)	1,855	7,670	17,011	6,712
Income tax (provision) benefit	24,542	(91)	(139)	(80)	(75)
Net income (loss)	(9,144)	1,764	7,531	16,931	6,637
Accretion of preferred units to redemption value and issuance costs	(1,088)	(1,097)	(2,236)	(2,078)	(1,834)
(Earnings) loss distributable to preferred unit holders/stockholders	1,107	(213)	(1,690)	(4,741)	(1,350)
Net income (loss) attributable to common unit holders/stockholders	(9,125)	454	3,605	10,112	3,453
Net income (loss) per common unit/stock attributable to common unit holders/stockholders:
Basic and Diluted	$ (0.50)	$ 0.03	$ 0.21	$ 0.58	$ 0.19
Weighted average shares used in computing net income (loss) per common unit/stock attributable to common unit holders/stockholders:
Basic	18,284	17,300	17,300	17,300	17,862
Diluted	18,284	17,300	17,303	17,300	17,862
Comprehensive income (loss) attributable to common unit holders/stockholders	$ (9,125)	$ 454	$ 3,605	$ 10,112	$ 3,453